S000000561 [Member] Expense Example, No Redemption - Nuveen Louisiana Municipal Bond Fund	May 31, 2026 USD ($)
Nuveen Louisiana Municipal Bond Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 502
Expense Example, No Redemption, 3 Years	677
Expense Example, No Redemption, 5 Years	866
Expense Example, No Redemption, 10 Years	1,414
Nuveen Louisiana Municipal Bond Fund - Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	205
Expense Example, No Redemption, 5 Years	357
Expense Example, No Redemption, 10 Years	798
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	167
Expense Example, No Redemption, 3 Years	517
Expense Example, No Redemption, 5 Years	892
Expense Example, No Redemption, 10 Years	$ 1,944